Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Document Creation Date	dei_DocumentCreationDate	May 09, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2014
Prospectus Date	rr_ProspectusDate	Apr. 23, 2014